UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606

(Address of principal executive offices)	(Zip code)

Gerald W. Perritt
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 669-1650

Date of fiscal year end: October 31

Date of reporting period: July 1, 2004 to June 30, 2005

Proxy Voting Record for the Reporting Period from July 1, 2004 to June 30, 2005

        Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940. The table below discloses the following information for each matter relating to a portfolio security of the Perritt Emerging Opportunities Fund, the sole series of the Corporation (the “Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

        For each matter identified in the table below (unless otherwise noted): (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Symbol	CUSIP	Meeting Date	Proposal*
ADDvantage Technologies Group, Inc.	AEY	006743306	3/8/2005	1,2

Advanced Power Technology, Inc.	APTI	00761E108	5/3/2005	1,2,3

AeroCentury Corp.	ACY	007737109	4/28/2005	1,2

Anika Therapeutics Inc.	ANIK	035255108	6/1/2005	1

Barrett Business Services, Inc.	BBSI	068463108	5/12/2005	1

BrandPartners Group Inc.	BPTR.OB	10531R107	5/20/2005	1,2,3

Colonial Insured Municipal Fund Inc.	CFX	125151100	5/3/2005	1,2

Century Casinos, Inc.	CNTY	156492100	6/17/2005	1

Comarco, Inc.	CMRO	200080109	6/21/2005	1,2

Cost-U-Less, Inc.	CULS	221492101	5/11/2005	1,2

Curon Medical, Inc.	CURN	231292103	5/31/2005	1,2,4,5,
				6,8

Cyberoptics Corporation	CYBE	232517102	5/16/2005	1

EFJ, Inc.	EFJI	26843B101	6/10/2005	1,2,3

Emak Worldwide, Inc.	EMAK	26861V104	6/2/2005	1,2,6

Empire Resources, Inc.	ERS	29206E100	6/21/2005	1,2

Factory Card & Party Outlet Corp.	FCPO	303051106	6/7/2005	1,2

Featherlite, Inc.	FTHR	313054108	6/10/2005	1,8

First Albany Companies Inc.	FACT	318465101	4/28/2005	1,9

Hastings Entertainment, Inc.	HAST	418365102	6/8/2005	1,2

Health Fitness Corporation	HFIT.OB	42217V102	6/7/2005	1,2,3

International Absorbents Inc.	IAX	45885E203	6/9/2005	1,2

Lesco, Inc.	LSCO	526872106	5/11/2005	1

Matrixx Initiatives, Inc.	MTXX	57685L105	5/24/2005	1,4

MFRI, INC	MFRI	552721102	6/23/2005	1

Microtek Medical Holdings, Inc.	MTMD	59515B109	5/18/2005	1

National Dentex Corporation	NADXE	63563H109	6/22/2005	1,2

NovaMed, Inc.	NOVA	66986W108	6/15/2005	1,3

NutriSystem, Inc.	NSI	67069D108	6/8/2005	1

Omni Energy Services Corp.	OMNI	68210T208	11/30/2004	3

Pacific Internet Ltd.	PCNTF	Y66183107	6/3/2005	2,4,7

Phoenix Footwear Group, Inc.	PXG	71903M100	5/18/2005	1

Psychemedics Corporation	PMD	744375205	5/24/2005	1

Radyne Corporation	RADN	750611402	6/8/2005	1

Regalito Copper Corp.	LCC.TO	55025R105	5/9/2005	1,2,6,7

RF Monolithics, Inc.	RFMI	74955F106	1/19/2005	1,2

Rimage Corporation	RIMG	766721104	5/17/2005	1,4

Spectrum Control, Inc.	SPEC	847615101	4/4/2005	1,2,3

Synagro Technologies, Inc.	SYGR	871562203	6/1/2005	1

Telecommunication Systems, Inc.	TSYS	87929J103	6/9/2005	1

TGC Industries, Inc.	TGE	872417308	6/7/2005	1,2

Tor Minerals International, Inc.	TORM	890878101	5/20/2005	1,2

Transport Corporation of America, Inc.	TCAM	89385P102	5/25/2005	1

Westcoast Hospitality Corporation	WEH	95750P106	5/19/2005	1,2

Zevex International, Inc.	ZVXI	98950E400	5/18/2005	1,2

* Proposal Respecting:

1.	Election of Directors.
2.	Ratification/Appointment of Auditors.
3.	Approval of Adoption of or an Amendment to Stock Purchase Plan, Stock Option Plan, Bonus Plan and/or Incentive Plan.
4.	Approval of Amendment to Increase/Decrease Authorized Shares and/or Par Value.
5.	Approval of the Issuance of Debt and/or Other Securities.
6.	Approval of Amendment to Certificate of Incorporation or Equivalent Charter Documents.
7.	Authorizing Board to Fix Auditor’s Remuneration, Executive Compensation and/or Directors’ Fees.
8.	Other: With respect to Curon Medical, Inc., a proposal to effect up to a 1-for-4 stock split of the companies common stock. With respect to Featherlite, Inc., a proposal to set the number of members of the Board of Directors at seven.
9.	Approval of Deferred Compensation Plan.

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Dated August 15, 2005.

PERRITT FUNDS, INC.
By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)